Prospectus 1 [Member] Average Annual Total Returns - Prospectus 1		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.28%	3.18%	2.20%
Bloomberg U.S. MBS Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	0.15%	1.59%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.09%	5.68%	4.50%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.59%	4.55%	3.80%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(0.74%)	1.77%	1.67%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.92%	2.22%	1.95%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.13%	4.64%	3.62%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.30%	5.78%	4.59%

[1]	Performance for class A, C, and Y shares prior to their inception (7/1/19) is derived from the historical performance of class I shares and has been adjusted for the higher fees applicable to class A, C, and Y shares.
[2]	Performance for class R6 shares prior to their inception (6/1/20) is derived from the historical performance of class I shares and has been adjusted for the higher investor servicing fees applicable to class R6 shares.